UNITED STATES
						SECURITIES AND EXCHANGE COMMISSION
						     Washington, D.C.  20549

							 Form 13F-HR

						      Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: 	December 31, 2000


Check here if Amendment [     ]; Amendment Number:
	This Amendment:				[	]	is a restatement.
						[	]	adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		033 Asset Management, LLC
Address:	125 High Street, Suite 1405
			Oliver Street Tower
			Boston, MA  02110

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence C. Longo, Jr.
Title:	Chief Operating Officer
Phone:	(617) 371-2015

Signature, Place, and Date of Signing:
	/s/Lawrence C. Longo, Jr.    Boston, MA	      02/05/01
	[Signature]	           [City, State]        [Date]




Report Type (Check only one.):

[X	]	13F HOLDINGS REPORT

[	]	13F NOTICE

[	]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE
								Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total(thousands): $126,600

List of Other Included Managers: None

															VOTING
								VALUE 		SHRS OR  SHRS/	PUT/	INVEST 	OTHER 	AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN Amt  PRN	CALL	DISCR	MGR	SOLE

Agilent Technologies Inc.	Common		00846U101	4106		75000	   Sh		Sole		75000
Avanex Corporation		Common		05348W109	1191		20000	   Sh		Sole		20000
Bergen Brunswig			Common		83739102	2375		150000	   Sh		Sole		150000
Brocade Communications Systems	Common		111621108	1836		20000	   Sh		Sole		20000
Charlotte Russe Holdings	Common		161048103	6132		384723	   Sh		Sole		384723
Computer Access Technology	Common		204853105	1025		100000	   Sh		Sole		100000
Corning Inc.			Common		219350105	3169		60000	   Sh		Sole		60000
Ditech Communications		Common		25500M103	1044		65000	   Sh		Sole		65000
Echostar Communications		Common		278762109	5699		250500	   Sh		Sole		250500
Embarcadero Inc.		Common		290787100	1064		23640	   Sh		Sole		23640
Extreme Networks		Common		30226D106	6651		170000	   Sh		Sole		170000
Fibernet Telecom Group		Common		315653105	4929		896260	   Sh		Sole		896260
Intel Corp			Common		458140100	1353		45000	   Sh		Sole		45000
Manufacturers Services		Common		565005105	5965		900400	   Sh		Sole		900400
MCK Communications		Common		581243102	5786		685800	   Sh		Sole		685800
Medtronic			Common		585055106	4528		75000	   Sh		Sole		75000
Netiq Corp			Common		64115P102	11359		130000	   Sh		Sole		130000
Oni Systems Corp		Common		68273F103	1583		40000	   Sh		Sole		40000
S & P Midcap 400		Common		595635103	9438		100000	   Sh		Sole		100000
Sci Systems Inc			Common		78390106	3046		115500	   Sh		Sole		115500
SDL Inc				Common		784076101	3705		25000	   Sh		Sole		25000
Silicon Image Inc.		Common		82705T102	544		100000	   Sh		Sole		100000
Standard & Poors 500		Common		78462F103	32797		250000	   Sh		Sole		250000
Student Advantage Inc Com	Common		86386Q105	3324		782031	   Sh		Sole		782031
Tommy Hilfiger			Common		G8915Z102	883		90000	   Sh		Sole		90000
Transwitch Corp			Common		894065101	430		11000	   Sh		Sole		11000
Vignette Corporation		Common		926734104	1800		100000	   Sh		Sole		100000
Vitesse Semiconductor Corp	Common		928497106	498		9000	   Sh		Sole		9000

								126,600